LONG-TERM DEBT - LMATT Series 2.2024, Inc. Market-Indexed Notes (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Sep. 16, 2022
Debt Instrument [Line Items]
Assets	$ 331,826,067	$ 59,094,847
Fair value
Debt Instrument [Line Items]
Long-term debt, gross	141,652,424
LMATT Series 2.2024, Inc. | Market-indexed notes
Debt Instrument [Line Items]
Face amount			$ 2,333,391
Upside performance participation cap			120.00%
Market downturn protection percentage			20.00%
Note reduction ratio for losses below threshold			100.00%
LMATT Series 2.2024, Inc. | Market-indexed notes | Asset Pledged as Collateral
Debt Instrument [Line Items]
Assets	3,389,167
LMATT Series 2.2024, Inc. | Market-indexed notes | Fair value
Debt Instrument [Line Items]
Long-term debt, gross	$ 3,551,852	$ 2,354,013
LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
Ownership percentage			100.00%